SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES AND JUDGMENTS (Details Textual) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Accounting Policies And Estimates [Abstract]
Goodwill at end of period